Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/22	$305	$327,790
5.00%, 09/01/22	65	71,696
5.00%, 09/01/22 (PR 09/01/22)	150	165,861
Series A, 5.00%, 09/01/22	250	276,227
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/22	90	97,329
Series B, 5.00%, 01/01/22	570	614,905
Series B, 5.00%, 05/01/22	410	447,515
Series C, 5.00%, 09/01/22	205	226,506
City of Huntsville AL GOL, Series C, 5.00%, 11/01/22	170	189,018
City of Huntsville AL Water Revenue RB, 5.00%, 11/01/22	180	200,137
State of Alabama GO, Series A, 5.00%, 08/01/22	790	870,446

		3,487,430

Alaska — 0.1%
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/22	255	281,683

Arizona — 3.3%
Arizona Board of Regents COP
Series A, 5.00%, 06/01/22	140	153,042
Series B, 5.00%, 06/01/22	75	81,987
Series C, 5.00%, 06/01/22	140	153,042
Arizona Department of Transportation State Highway Fund Revenue RB
Series A, 5.00%, 07/01/22	745	817,794
Series A, 5.00%, 07/01/22 (PR 07/01/22)	1,515	1,663,894
Arizona State University RB
5.00%, 07/01/22	100	109,821
Series A, 5.00%, 07/01/22	265	291,026
Arizona Transportation Board RB, 5.00%, 07/01/22	540	592,763
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/22	400	443,520
Series A, 5.00%, 10/01/22 (ETM)	125	138,640
City of Chandler AZ GOL, 4.00%, 07/01/22	120	129,052
City of Chandler AZ RB, 5.00%, 07/01/22	100	109,821
City of Mesa AZ RB, 5.00%, 07/01/22	250	274,427
City of Phoenix AZ GO, 4.00%, 07/01/22	200	215,036
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/22	525	563,944
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/22	865	949,952
5.50%, 07/01/22 (NPFGC)	200	222,172
Series A, 5.00%, 07/01/22	265	291,026
Series B, 5.00%, 07/01/22	660	724,819
City of Scottsdale AZ GO, Series B, 5.00%, 07/01/22	215	236,279
City of Tempe AZ GOL
Series B, 4.50%, 07/01/22	55	59,789
Series C, 4.00%, 07/01/22	105	112,894
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/22	140	153,679
Series A, 5.00%, 07/01/22	45	49,397
County of Pima AZ GOL, 4.00%, 07/01/22	145	155,720
County of Pima AZ RB, 5.00%, 07/01/22	110	120,748
Gilbert Water Resource Municipal Property Corp. RB, 5.00%, 07/01/22	105	115,392
Maricopa County Community College District GO, 5.00%, 07/01/22	425	467,062

Security	Par (000)	Value

Arizona (continued)
Maricopa County High School District No. 210-Phoenix GO, Series E, 5.00%, 07/01/22	$50	$54,911
Maricopa County High School District No. 210-Phoenix GOL, 5.00%, 07/01/22	475	521,650
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/22	50	53,929
Series A, 5.00%, 01/01/22	80	86,286
Series A, 5.00%, 12/01/22	200	223,102
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/22	330	362,660
State of Arizona COP, 5.00%, 09/01/22	370	408,417
University of Arizona (The) RB
5.00%, 06/01/22	220	240,869
Series A, 5.00%, 06/01/22	100	109,486

		11,458,048

Arkansas — 0.2%
State of Arkansas GO
3.00%, 10/01/22	150	158,289
5.00%, 10/01/22	435	482,206
University of Arkansas RB, Series A, 5.00%, 11/01/22	135	150,103

		790,598

California — 7.0%
Alameda Corridor Transportation Authority RB, Series A, 5.00%, 10/01/22	185	205,542
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/22 (AGM)(a)	260	253,237
Benicia Unified School District GO, Series A, 0.00%, 08/01/22 (NPFGC)(a)	25	24,296
Beverly Hills Unified School District CA GO, 0.00%, 08/01/22(a)	60	58,556
Burbank Unified School District GO, Series C, 0.00%, 08/01/22 (NPFGC)(a)	90	87,442
California Health Facilities Financing Authority RB
Series A, 5.00%, 03/01/22	175	190,027
Series A, 5.00%, 10/01/22	165	183,599
Series C, 5.00%, 08/01/31 (Put 11/01/22)(b)(c)	355	394,100
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/22	100	109,846
Series A, 5.00%, 10/01/22	290	323,098
California State Public Works Board RB
Series A, 4.00%, 04/01/22	20	21,358
Series A, 5.00%, 04/01/22	105	114,373
Series B, 5.00%, 10/01/22	410	454,952
Series C, 5.00%, 11/01/22	135	150,259
Series D, 5.00%, 09/01/22	210	232,315
Series D, 5.00%, 09/01/22 (PR 09/01/22)	200	222,234
Series F, 5.00%, 05/01/22	260	284,094
Series G, 5.00%, 11/01/22	95	105,738
Series H, 5.00%, 12/01/22	335	373,997
California State University RB
Series A, 5.00%, 11/01/22	325	362,768
Series C, 5.00%, 11/01/22 (AGM)	30	33,521
California Statewide Communities Development Authority RB
5.00%, 05/15/22	50	54,368
Series A, 5.00%, 05/15/22	100	108,736
Carlsbad Unified School District GO, 0.00%, 05/01/22 (NPFGC)(a)	100	97,682
Chabot-Las Positas Community College District GO, 5.00%, 08/01/22	120	132,848

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City & County of San Francisco CA COP, Series R-1, 5.00%, 09/01/22	$75	$83,255
City & County of San Francisco CA GO, Series R-1, 5.00%, 06/15/22	25	27,541
City of Los Angeles CA Wastewater System Revenue RB, Series C, 5.00%, 06/01/22	60	65,925
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/22	30	32,885
Series C, 5.00%, 05/15/22	45	49,328
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/22	80	88,848
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/22	25	27,228
5.00%, 11/01/22	255	284,634
City of Santa Clara CA Electric Revenue RB, Series A, 5.00%, 07/01/22	95	104,834
Corona-Norco Unified School District GO, Series C, 0.00%, 08/01/22 (AGM)(a)	100	97,254
County of Los Angeles CA COP, 5.00%, 09/01/22	130	144,236
County of Santa Clara CA GO, Series B, 5.00%, 08/01/22	40	44,293
Dublin Unified School District GO, 5.00%, 08/01/22	200	221,308
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/22	80	87,920
East Side Union High School District GO, 5.00%, 08/01/22	140	154,696
Encinitas Union School District/CA GO, 0.00%, 08/01/22(a)	60	58,512
Evergreen School District GO, 5.00%, 09/01/22	100	111,060
Foothill-De Anza Community College District GO, 5.00%, 08/01/22	20	22,147
Fullerton School District GO, Series A, 0.00%, 08/01/22 (NPFGC)(a)	80	77,938
Healdsburg Unified School District GO, Series A, 0.00%, 08/01/22(a)	80	77,900
Las Virgenes Unified School District GO
0.00%, 11/01/22 (AGM)(a)	55	53,513
Series D, 0.00%, 09/01/22 (NPFGC)(a)	100	97,337
Los Altos Elementary School District GO, 4.00%, 08/01/22	25	27,041
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/22	130	143,850
Series G, 4.00%, 08/01/22	100	108,188
Series G, 5.00%, 08/01/22	125	138,318
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 07/01/22	100	110,301
Series B, 5.00%, 07/01/22	45	49,635
Los Angeles County Public Works Financing Authority RB, Series D, 5.00%, 12/01/22	50	56,030
Los Angeles County Redevelopment Refunding Authority TA, Series C, 5.00%, 12/01/22	25	28,030
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/22	50	53,896
Series A, 5.00%, 07/01/22	300	330,525
Series B, 5.00%, 07/01/22	180	198,315
Series C, 4.00%, 07/01/22	45	48,506
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/22	670	736,987
Series B, 5.00%, 07/01/22	455	500,491
Series B-1, 5.00%, 07/01/22	175	192,496
Series C, 5.00%, 07/01/22	205	225,496
Manhattan Beach Unified School District GO, Series B, 0.00%, 09/01/22 (NPFGC)(a)	25	24,359

Security	Par (000)	Value

California (continued)
Milpitas Redevelopment Agency Successor Agency TA, 5.00%, 09/01/22	$155	$171,932
Monterey Peninsula Community College District GO, 0.00%, 08/01/22(a)	110	107,219
Morgan Hill Redevelopment Agency Successor Agency TA, Series A, 5.00%, 09/01/22	50	55,530
Mount Diablo Unified School District/CA GO, Series A, 0.00%, 08/01/22 (AGM)(a)	160	155,685
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/22	130	144,956
New Haven Unified School District GO, 0.00%, 08/01/22 (AGM)(a)	50	48,700
Novato Unified School District/CA GO, 4.00%, 02/01/22	80	85,299
Oxnard Financing Authority RB, 5.00%, 06/01/22	20	21,897
Poway Redevelopment Agency Successor Agency TA, Series A, 5.00%, 06/15/22	25	27,547
Poway Unified School District GO, 5.00%, 08/01/22	15	16,582
Redwood City Elementary School District/CA GO, 0.00%, 08/01/22 (NPFGC)(a)	40	38,815
Sacramento Municipal Utility District RB
5.00%, 07/01/22	60	66,272
Series D, 5.00%, 08/15/22	50	55,356
San Diego County Water Authority Financing Corp. RB, 5.00%, 05/01/22	340	372,545
San Diego Regional Building Authority RB, Series A, 5.00%, 10/15/22	260	290,103
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/22 (NPFGC)(a)	480	468,605
Series D-1, 5.50%, 07/01/22 (NPFGC)	100	111,417
Series H-2, 5.00%, 07/01/22	75	82,669
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 5.00%, 07/01/22	75	82,726
San Francisco City & County Airport Commission San Francisco International Airport RB
Series A, 5.00%, 05/01/22	105	114,977
Series D, 5.00%, 05/01/22	150	164,253
San Joaquin Delta Community College District GO, Series A, 5.00%, 08/01/22	50	55,340
San Jose Financing Authority RB, Series A, 5.00%, 06/01/22	50	54,975
San Juan Unified School District GO, 0.00%, 08/01/22 (AGM)(a)	125	121,930
San Mateo County Community College District GO
4.00%, 09/01/22	30	32,561
Series A, 0.00%, 09/01/22 (NPFGC)(a)	175	170,996
San Rafael City High School District/CA GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	100	97,544
San Rafael Redevelopment Agency TA, 0.00%, 12/01/22 (AMBAC)(a)	75	72,829
San Ramon Valley Unified School District/CA GO, 4.00%, 08/01/22	110	119,007
Santa Ana Unified School District GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	40	38,844
Santa Monica Community College District GO
Series A, 5.00%, 08/01/22	100	110,759
Series E, 0.00%, 08/01/22(a)	50	48,784
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/22 (NPFGC)(a)	55	53,769
Saratoga Union School District GO, Series A, 0.00%, 09/01/22 (NPFGC)(a)	170	165,430

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Sierra Joint Community College District School Facilities District No. 2 GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	$50	$48,627
Sonoma County Junior College District GO, 5.00%, 08/01/22	115	127,252
Southern California Public Power Authority RB, Series A, 5.00%, 07/01/22	40	44,060
State of California Department of Water Resources Power Supply Revenue RB
Series O, 4.00%, 05/01/22	135	144,738
Series O, 5.00%, 05/01/22	525	574,513
State of California Department of Water Resources RB
Series AM, 5.00%, 12/01/22	150	168,088
Series AS, 5.00%, 12/01/22	75	84,044
Series AW, 5.00%, 12/01/22	15	16,809
Series AX, 5.00%, 12/01/22	100	112,059
State of California GO
4.00%, 02/01/22	70	74,393
4.00%, 09/01/22	45	48,637
5.00%, 02/01/22	555	600,765
5.00%, 03/01/22	30	32,576
5.00%, 04/01/22	600	653,562
5.00%, 05/01/22	435	475,311
5.00%, 08/01/22	300	330,861
5.00%, 09/01/22	2,575	2,848,620
5.00%, 10/01/22	650	721,267
5.00%, 11/01/22	290	322,779
5.00%, 12/01/22	195	217,700
5.25%, 09/01/22	115	127,951
5.25%, 10/01/22	590	658,558
Series A, 5.00%, 09/01/22	105	116,157
Series B, 5.00%, 08/01/22	440	485,263
Series B, 5.00%, 09/01/22	1,200	1,327,512
Torrance Unified School District GO, 5.00%, 08/01/22	40	44,272
University of California RB
Series AO, 4.00%, 05/15/22	20	21,510
Series AO, 5.00%, 05/15/22	170	186,674
Series AR, 4.00%, 05/15/22	50	53,775
Series G, 5.00%, 05/15/22	40	43,904
Ventura County Community College District GO, Series C, 0.00%, 08/01/22(a)	250	244,042
William S Hart Union High School District GO, Series B, 0.00%, 09/01/22 (AGM)(a)	25	24,353

		24,370,527

Colorado — 1.2%
Board of Governors of Colorado State University System RB
Series A, 5.00%, 03/01/22	210	227,713
Series B, 5.00%, 03/01/22	250	271,250
City & County of Denver CO Airport System Revenue RB, Series B, 5.00%, 11/15/22	225	250,324
City & County of Denver CO GO, 0.00%, 01/29/22(a)	20	19,609
City & County of Denver CO RB, Series A, 5.00%, 08/01/22	120	132,251
City of Colorado Springs CO Utilities System Revenue RB, Series A, 5.00%, 11/15/22	20
		22,280
Denver City & County School District No. 1 GO
Series B, 4.00%, 12/01/22 (SAW)	150	163,105
Series B, 4.00%, 12/01/22 (PR 12/01/22) (SAW)	1,100	1,196,833
Series B, 5.00%, 12/01/22 (PR 12/01/22) (SAW)	1,035	1,154,935
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(a)	90	87,201
Summit County School District No. Re-1 Summit GO, 5.00%, 12/01/22 (SAW)	75	83,642

Security	Par (000)	Value

Colorado (continued)
University of Colorado RB
Series A-1, 4.00%, 06/01/22	$220	$235,605
Series B, 5.00%, 06/01/22	180	196,898

		4,041,646

Connecticut — 1.5%
Connecticut State Health & Educational Facilities Authority RB
Series A, 5.00%, 07/01/42 (Put 07/01/22)(b)(c)	350	383,758
Series A-1, 5.00%, 07/01/42 (Put 07/01/22)(b)(c)	645	707,210
Series E, 5.00%, 07/01/22	150	164,808
State of Connecticut GO
5.00%, 09/15/22	135	149,114
Series A, 4.00%, 03/01/22	50	53,139
Series A, 5.00%, 10/15/22	320	354,502
Series C, 5.00%, 06/01/22	130	142,111
Series C, 5.00%, 06/15/22	90	98,522
Series D, 5.00%, 06/15/22	20	21,894
Series D, 5.00%, 08/15/22	190	209,241
Series E, 5.00%, 08/15/22	175	192,722
Series E, 5.00%, 10/15/22	670	742,239
Series F, 4.00%, 11/15/22	675	731,504
Series F, 5.00%, 11/15/22	90	99,998
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/22	100	107,581
Series A, 5.00%, 08/01/22	110	120,857
Series A, 5.00%, 09/01/22	340	374,660
Series A, 5.00%, 10/01/22	185	204,458
Series B, 5.00%, 08/01/22	135	148,325
University of Connecticut RB
Series A, 5.00%, 02/15/22	105	113,404
Series A, 5.00%, 08/15/22	125	137,428

		5,257,475

Delaware — 0.9%
Delaware River & Bay Authority RB, Series B, 5.00%, 01/01/22	170	182,988
Delaware Transportation Authority RB
5.00%, 06/01/22	170	185,754
5.00%, 07/01/22	635	697,815
State of Delaware GO
Series A, 5.00%, 10/01/22	300	332,892
Series B, 5.00%, 07/01/22	175	192,407
Series C, 5.00%, 03/01/22	750	814,402
Series D, 5.00%, 07/01/22	400	439,788
University of Delaware RB, Series A, 5.00%, 11/01/22	105	116,813

		2,962,859

District of Columbia — 1.3%
District of Columbia GO
Series A, 5.00%, 06/01/22	1,375	1,506,766
Series B, 5.00%, 06/01/22	100	109,583
Series D, 5.00%, 06/01/22	210	230,124
Series E, 5.00%, 06/01/22	115	126,020
District of Columbia RB
5.00%, 07/15/22	75	82,349
Series A, 4.00%, 12/01/22	195	212,209
Series A, 5.00%, 12/01/22	465	518,992
Series C, 4.00%, 12/01/22	150	163,238
Series C, 5.00%, 12/01/22	190	212,061
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/22	175	194,089
Series C, 5.00%, 10/01/22	415	460,268

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Metropolitan Washington Airports Authority RB, Series C, 5.00%, 10/01/22	$380	$421,028
Washington Metropolitan Area Transit Authority RB, Series B, 5.00%, 07/01/22	125	137,245

		4,373,972

Florida — 4.8%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/22	30	32,909
Broward County FL Water & Sewer Utility Revenue RB, Series B, 5.00%, 10/01/22	265	293,907
Central Florida Expressway Authority RB, Series B, 4.00%, 07/01/22	55	58,985
City of Jacksonville FL RB
5.00%, 10/01/22	330	364,289
Series A, 4.00%, 10/01/22	50	53,896
Series A, 5.00%, 10/01/22	100	110,741
Series C, 5.00%, 10/01/22	100	110,741
City of Tallahassee FL Energy System Revenue RB, 5.00%, 10/01/22	70	77,577
City of Tampa FL RB
5.00%, 10/01/22	230	254,769
Series A, 5.00%, 10/01/22	140	155,271
Series B, 5.00%, 10/01/22	75	83,181
County of Broward FL Airport System Revenue RB
Series C, 5.00%, 10/01/22	245	271,453
Series P-2, 5.00%, 10/01/22	170	188,355
Series Q-1, 5.00%, 10/01/22	50	55,399
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/22	160	177,530
County of Lee FL Transportation Facilities Revenue RB, 5.00%, 10/01/22 (AGM)	100	110,573
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/22	535	591,865
County of Miami-Dade FL GO, 5.00%, 07/01/22	140	153,679
County of Miami-Dade FL RB, Series A, 5.00%, 10/01/22	135	149,199
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/22	200	219,390
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	235	260,568
Series A, 4.38%, 10/01/22 (AGM)	100	109,269
Series B, 5.25%, 10/01/22 (AGM)	525	585,711
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/22	195	210,323
County of Palm Beach FL RB
5.00%, 05/01/22	60	65,532
5.00%, 06/01/22	100	109,559
5.00%, 11/01/22	45	50,060
Series A, 5.00%, 11/01/22	50	55,622
County of Palm Beach FL Water & Sewer Revenue RB, 4.00%, 10/01/22	30	32,477
County of Pasco FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/22	80	88,481
County of Sarasota FL RB, 5.00%, 10/01/22	55	60,969
Florida Department of Environmental Protection RB, Series A, 5.00%, 07/01/22	815	895,660
Florida Department of Management Services COP, Series A, 5.00%, 08/01/22	295	324,886
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/22	325	359,544

Security	Par (000)	Value

Florida (continued)
Florida State University Housing Facility Revenue RB, Series A, 5.00%, 05/01/22	$250	$272,465
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/22	665	730,648
Series B, 5.00%, 07/01/22	365	401,033
Jacksonville Transportation Authority RB, 5.00%, 08/01/22	230	253,182
JEA Electric System Revenue RB, Series A, 5.00%, 10/01/22	80	87,926
JEA Water & Sewer System Revenue RB, Series A, 5.00%, 10/01/22	140	155,082
Miami-Dade County Educational Facilities Authority Revenue RB, Series B, 5.25%, 04/01/22 (AMBAC)	65	70,739
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/22	45	49,047
Series B, 5.00%, 07/01/22	265	288,831
Orange County School Board COP, Series D, 5.00%, 08/01/22	290	318,698
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/22	340	376,802
Series C, 4.00%, 10/01/22	175	189,355
Series C, 5.00%, 10/01/22	215	238,272
Series C, 5.25%, 10/01/22	130	144,924
Orlando-Orange County Convention Center RB, 5.00%, 10/01/22	270	299,359
Orlando-Orange County Expressway Authority RB 5.00%, 07/01/22	275	301,455
Series B, 5.00%, 07/01/22	120	131,574
Series B, 5.00%, 07/01/22 (AGM)	185	203,123
Palm Beach County School District COP
Series B, 5.00%, 08/01/22	250	275,130
Series D, 5.00%, 08/01/22	375	412,695
Reedy Creek Improvement District GOL
5.00%, 06/01/22	90	98,472
Series A, 5.00%, 06/01/22	65	71,118
Series B, 4.00%, 06/01/22	160	171,387
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/22	315	343,013
Series D, 5.00%, 02/01/22	65	70,158
Series D, 5.00%, 11/01/22	160	177,346
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/22	130	141,140
School District of Broward County/FL COP
Series A, 5.00%, 07/01/22	330	361,828
Series B, 5.00%, 07/01/22	20	21,929
Series C, 5.00%, 07/01/22	250	274,112
State of Florida GO
Series A, 5.00%, 06/01/22	455	498,494
Series A, 5.00%, 07/01/22	95	104,402
Series B, 5.00%, 06/01/22	450	493,015
Series C, 5.00%, 06/01/22	510	558,751
Series E, 5.00%, 06/01/22	80	87,647
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/22	1,125	1,236,341
Series B, 5.00%, 07/01/22	50	54,949
Volusia County School Board COP, Series A, 5.00%, 08/01/22	115	126,440

		16,813,252

Georgia — 2.3%
City of Atlanta GA Airport Passenger Facility Charge RB, Series F, 5.00%, 07/01/22	150	164,769
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/22	700	777,903
Series B, 5.00%, 11/01/22	150	166,694

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 06/01/22	$175	$191,557
Series B, 5.00%, 10/01/22 (GTD)	150	166,362
Gwinnett County Development Authority COP, 5.25%, 01/01/22 (NPFGC)	85	92,098
Gwinnett County School District GO, 5.00%, 02/01/22	345	373,359
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/22	500	551,175
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 5.00%, 07/01/22 (PR 07/01/22)	2,015	2,214,928
Municipal Electric Authority of Georgia RB, Series A, 5.00%, 11/01/22	135	148,940
State of Georgia GO
Series A, 5.00%, 02/01/22	100	108,225
Series A-1, 5.00%, 02/01/22	215	232,684
Series C, 4.00%, 09/01/22	405	437,631
Series C, 4.00%, 10/01/22	1,115	1,207,690
Series D, 5.00%, 02/01/22	750	811,687
Series E, 5.00%, 12/01/22	250	279,027

		7,924,729

Hawaii — 2.9%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/22	150	164,657
Series A, 5.00%, 07/01/22 (PR 07/01/22)	1,280	1,406,349
Series B, 5.00%, 07/01/22	120	131,725
City & County of Honolulu HI GO
3.00%, 09/01/22	100	105,436
5.00%, 09/01/22	50	55,259
Series A, 5.00%, 10/01/22	785	870,188
Series A, 5.00%, 11/01/22 (ETM)	25	27,805
Series A, 5.00%, 11/01/22 (PR 11/01/22)	3,175	3,531,267
Series B, 5.00%, 10/01/22 (ETM)	125	138,565
Series B, 5.00%, 11/01/22	225	250,171
Series C, 5.00%, 10/01/22	170	188,448
County of Hawaii HI GO
Series A, 5.00%, 09/01/22	145	160,251
Series B, 5.00%, 09/01/22	170	187,881
Honolulu City & County Board of Water Supply RB, Series A, 5.00%, 07/01/22	20	21,954
State of Hawaii GO
3.00%, 10/01/22	150	158,453
Series EE, 4.00%, 11/01/22 (ETM)	35	37,981
Series EE, 5.00%, 11/01/22 (PR 11/01/22)	695	772,986
Series EF, 5.00%, 11/01/22	220	244,675
Series EP, 5.00%, 08/01/22	150	165,313
Series EZ, 5.00%, 10/01/22	175	194,040
Series FE, 5.00%, 10/01/22	230	255,024
Series FG, 5.00%, 10/01/22	110	121,968
Series FH, 5.00%, 10/01/22	455	504,504
Series FN, 5.00%, 10/01/22	45	49,896
Series FT, 5.00%, 01/01/22	225	242,593

		9,987,389

Idaho — 0.1%
Idaho Housing & Finance Association RB
5.00%, 07/15/22	205	224,563
Series A, 5.00%, 07/15/22	150	164,315

		388,878

Security	Par (000)	Value

Illinois — 1.9%
Chicago O’Hare International Airport RB
Series 2015-B, 5.00%, 01/01/22	$205	$220,865
Series B, 5.00%, 01/01/22	145	156,222
Series C, 5.00%, 01/01/22	380	409,409
Series D, 5.00%, 01/01/22	275	296,282
Illinois Finance Authority RB
4.00%, 01/01/22	100	105,891
5.00%, 07/01/22	55	60,388
5.00%, 10/01/22	25	27,532
Series A, 5.00%, 10/01/22	115	127,128
Illinois State Toll Highway Authority RB
Series A, 5.00%, 12/01/22	530	589,959
Series D, 5.00%, 01/01/22	125	134,625
Metropolitan Pier & Exposition Authority RB, 5.65%, 06/15/22 (ETM NPFGC)	5	5,549
Regional Transportation Authority RB, Series A, 5.50%, 07/01/22 (NPFGC)	55	60,735
State of Illinois GO
0.00%, 08/01/22(a)	100	94,251
4.00%, 02/01/22	55	57,492
4.00%, 09/01/22	100	105,819
5.00%, 02/01/22	610	649,534
5.00%, 05/01/22	370	396,914
Series A, 4.00%, 01/01/22	280	291,824
Series A, 5.00%, 10/01/22	535	580,956
Series A, 5.00%, 12/01/22	500	545,565
Series B, 5.00%, 09/01/22	300	324,987
Series B, 5.00%, 10/01/22	170	184,603
Series D, 5.00%, 11/01/22	800	870,584
State of Illinois RB
5.00%, 06/15/22	195	209,175
Series C, 5.00%, 06/15/22	100	107,269
University of Illinois RB, Series A, 5.00%, 04/01/22	105	113,736

		6,727,294

Indiana — 0.5%
Ball State University RB
5.00%, 07/01/22	45	49,408
Series R, 5.00%, 07/01/22	325	356,837
Indiana Finance Authority RB
Series A, 5.00%, 02/01/22	125	135,275
Series A, 5.00%, 06/01/22	100	109,534
Series A, 5.00%, 10/01/22	155	171,259
Series A, 5.00%, 12/01/22	210	233,821
Series B, 5.00%, 02/01/22	235	254,317
Indiana University RB
5.00%, 08/01/22	85	93,722
Series A, 5.00%, 06/01/22	225	246,562
Indianapolis Local Public Improvement Bond Bank RB
Series A, 5.50%, 01/01/22 (NPFGC)	25	27,176
Series E, 0.00%, 02/01/22 (AMBAC)(a)	50	48,980
Purdue University RB, Series A, 5.00%, 07/01/22	140	153,679

		1,880,570

Iowa — 0.6%
Ankeny Community School District GO, Series A, 4.00%, 06/01/22	25	26,743
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/22	125	136,858
City of Des Moines IA GO
Series B, 5.00%, 06/01/22	205	224,395
Series E, 5.00%, 06/01/22	195	213,449

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa (continued)
Des Moines Independent Community School District RB, 5.00%, 06/01/22 (BAM)	$60	$65,618
Iowa City Community School District RB, 5.00%, 06/01/22	120	131,063
Iowa Finance Authority RB, 5.00%, 08/01/22	405	446,452
State of Iowa Board of Regents RB, 4.00%, 09/01/22	215	231,693
State of Iowa RB, Series A, 5.00%, 06/01/22	645	706,023

		2,182,294

Kansas — 0.4%
City of Overland Park KS GO, Series A, 5.00%, 09/01/22	100	110,572
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/22	840	928,351
Series B, 5.00%, 09/01/22	135	149,199
Series C, 5.00%, 09/01/22	100	110,518
Wyandotte County-Kansas City Unified Government Utility System Revenue RB, Series A, 5.00%, 09/01/22	125	137,608

		1,436,248

Kentucky — 0.0%
Kentucky State Property & Building Commission RB, Series B, 5.00%, 11/01/22	100	110,297

Louisiana — 0.6%
East Baton Rouge Sewerage Commission RB, Series B, 5.00%, 02/01/22	50	54,009
Louisiana Office Facilities Corp. RB, 5.00%, 11/01/22	110	121,641
Louisiana State University & Agricultural & Mechanical College RB, 5.00%, 07/01/22	20	21,914
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A-1, 4.00%, 05/01/22	70	74,709
Series A-1, 5.00%, 05/01/22	80	87,264
State of Louisiana GO
Series A, 5.00%, 08/01/22	145	159,575
Series A, 5.00%, 08/01/22 (PR 08/01/22)	185	203,696
Series A, 5.00%, 09/01/22	100	110,383
Series B, 5.00%, 08/01/22	50	55,026
Series B, 5.00%, 10/01/22	90	99,642
Series C, 4.00%, 07/15/22	140	150,339
Series C, 5.00%, 07/15/22	100	109,875
Series C, 5.00%, 07/15/22 (PR 07/15/22)	795	873,920
State of Louisiana RB, Series A, 5.00%, 06/15/22	50	54,673

		2,176,666

Maine — 0.4%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/22	435	480,048
Series A, 5.00%, 11/01/22	100	111,101
Series B, 5.00%, 11/01/22	85	94,436
Series C, 5.00%, 11/01/22	270	299,973
Maine Turnpike Authority RB, 5.00%, 07/01/22	155	170,184
State of Maine GO, Series B, 5.00%, 06/01/22	210	229,971

		1,385,713

Maryland — 3.8%
City of Baltimore MD GO, Series B, 5.00%, 10/15/22	225	249,770
City of Baltimore MD RB
Series A, 5.00%, 07/01/22	135	148,191
Series D, 5.00%, 07/01/22	50	54,898
County of Anne Arundel MD GOL, 5.00%, 04/01/22	130	141,546
County of Baltimore MD COP, 5.00%, 10/01/22	60	66,361
County of Baltimore MD GO
5.00%, 02/01/22	225	243,506
Series B, 5.00%, 08/01/22	305	336,296

Security	Par (000)	Value

Maryland (continued)
Series C, 4.00%, 09/01/22	$165	$178,294
County of Baltimore MD RB, Series B, 5.00%, 07/01/22	190	208,565
County of Charles MD GO
5.00%, 03/01/22	150	162,848
5.00%, 10/01/22	500	554,680
County of Frederick MD GO, Series A, 5.00%, 08/01/22	200	220,522
County of Howard MD GO, Series A, 5.00%, 02/15/22	350	379,344
County of Montgomery MD GO
5.00%, 11/01/22	110	122,401
Series A, 5.00%, 12/01/22	230	256,705
Series B, 5.00%, 12/01/22	120	133,933
Series C, 5.00%, 10/01/22	500	554,680
County of Prince George’s MD COP, 5.00%, 10/15/22	75	83,192
County of Prince George’s MD GOL, Series C, 5.00%, 08/01/22	530	584,383
Maryland Health & Higher Educational Facilities Authority RB, Series A, 5.00%, 07/01/22	195	213,857
Maryland State Transportation Authority RB, 5.00%, 07/01/22	160	175,674
State of Maryland Department of Transportation RB
5.00%, 04/01/22	60	65,261
5.00%, 09/01/22	500	552,995
5.00%, 10/01/22	250	277,340
State of Maryland GO
First Series C, 4.00%, 08/15/22	210	226,632
Series A, 5.00%, 03/01/22	150	162,848
Series A, 5.00%, 03/01/22 (PR 03/01/22)	1,300	1,411,007
Series A, 5.00%, 08/01/22	1,085	1,196,332
Series B, 5.00%, 08/01/22	2,115	2,332,020
Series C, 5.00%, 08/01/22	660	727,723
Washington Suburban Sanitary Commission GO, 5.00%, 06/01/22	1,030	1,128,705

		13,150,509

Massachusetts — 3.9%
Boston Water & Sewer Commission RB, Series A, 4.25%, 11/01/22	440	480,550
City of Boston MA GO
5.00%, 03/01/22	425	462,323
Series B, 5.00%, 04/01/22	250	272,825
Commonwealth of Massachusetts GO
Series A, 5.00%, 03/01/22	1,000	1,085,430
Series C, 5.50%, 12/01/22 (AMBAC)	280	316,327
Commonwealth of Massachusetts GOL
Series A, 5.00%, 05/01/22	60	65,532
Series A, 5.00%, 07/01/22	410	450,578
Series B, 5.00%, 08/01/22	270	297,634
Series B, 5.25%, 08/01/22	210	232,785
Series B, 5.25%, 09/01/22 (AGM)	485	539,354
Series C, 5.00%, 04/01/22	290	315,758
Series C, 5.00%, 07/01/22	100	109,897
Series C, 5.00%, 07/01/22 (PR 07/01/22)	260	285,732
Series C, 5.00%, 08/01/22	215	237,005
Series C, 5.00%, 10/01/22	275	304,997
Series E, 5.00%, 09/01/22	105	116,101
Series E, 5.00%, 09/01/22 (PR 09/01/22)	1,675	1,852,115
Series F, 5.00%, 11/01/22 (PR 11/01/22)	870	967,875
Series H, 5.00%, 12/01/22	1,215	1,355,709
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/22	105	115,087
Massachusetts Bay Transportation Authority RB Series A, 0.00%, 07/01/22(a)	100	97,720

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series A, 5.00%, 07/01/22	$905	$994,106
Series A, 5.25%, 07/01/22	80	88,353
Series B, 5.25%, 07/01/22	450	496,985
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22	135	148,887
Series 12B, 5.00%, 08/01/22	500	551,435
Massachusetts Department of Transportation RB, Series C, 0.00%, 01/01/22 (NPFGC)(a)	25	24,460
Massachusetts Development Finance Agency RB
5.00%, 07/01/22	100	109,796
Series A, 5.00%, 07/15/22	200	220,264
Massachusetts Port Authority RB, Series B, 4.00%, 07/01/22	20	21,494
Massachusetts School Building Authority RB, Series A, 5.00%, 08/15/22	785	866,993
University of Massachusetts Building Authority RB
Series 1, 5.00%, 11/01/22	50	55,652
Series 2, 5.00%, 11/01/22	160	178,085

		13,717,844

Michigan — 1.6%
Michigan Finance Authority RB
4.00%, 10/01/22	275	297,256
5.00%, 08/01/22	80	87,875
5.00%, 10/01/22	75	83,035
Series B, 5.00%, 10/01/22	455	503,744
Michigan State Building Authority RB
Series A, 5.00%, 10/15/22	830	920,661
Series I, 5.00%, 04/15/22	145	157,941
Michigan State Hospital Finance Authority RB, Series 200, 4.00%, 11/01/22	250	270,500
Michigan State University RB, Series A, 5.00%, 08/15/22	270	297,702
State of Michigan Comprehensive Transportation Revenue RB, 5.25%, 05/15/22 (AGM)	130	142,925
State of Michigan GO
Series A, 5.00%, 12/01/22	470	524,431
Series B, 5.00%, 11/01/22	710	789,839
State of Michigan RB, 5.00%, 03/15/22	230	249,607
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/22	890	991,211
University of Michigan RB, Series A, 5.00%, 04/01/22	130	141,634

		5,458,361

Minnesota — 1.3%
County of Hennepin MN GO, Series B, 5.00%, 12/01/22	105	117,160
Metropolitan Council GO
5.00%, 03/01/22	235	255,128
Series B, 5.00%, 09/01/22	125	138,249
Series C, 5.00%, 03/01/22	75	81,424
Series E, 5.00%, 09/01/22	100	110,599
Series I, 4.00%, 03/01/22	400	426,048
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/22	300	323,574
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/22	40	44,185
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/22	165	179,061
Southern Minnesota Municipal Power Agency RB
Series A, 0.00%, 01/01/22 (NPFGC)(a)	50	49,022
Series A, 5.00%, 01/01/22	45	48,411
State of Minnesota GO
Series A, 5.00%, 08/01/22	1,110	1,223,608
Series B, 5.00%, 08/01/22	920	1,014,163

Security	Par (000)	Value

Minnesota (continued)
Series F, 5.00%, 10/01/22	$290	$321,633
State of Minnesota RB, Series A, 5.00%, 06/01/22	135	147,806
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/22	115	123,900

		4,603,971

Mississippi — 0.3%
Mississippi Development Bank SO, 5.00%, 01/01/22	75	80,686
State of Mississippi GO
Series C, 5.00%, 10/01/22	70	77,616
Series F, 4.00%, 11/01/22	260	282,131
Series F, 5.25%, 10/01/22	100	111,508
Series H, 5.00%, 12/01/22	300	334,653

		886,594

Missouri — 0.7%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 5.00%, 11/15/22	75	83,004
Metropolitan St. Louis Sewer District RB, Series B, 5.00%, 05/01/22	80	87,245
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/22	330	360,736
Series B, 5.00%, 05/01/22	315	343,822
Missouri State Board of Public Buildings RB
Series A, 4.00%, 04/01/22	175	186,653
Series A, 5.00%, 10/01/22	350	387,884
Series B, 5.00%, 04/01/22	210	228,558
Missouri State Environmental Improvement & Energy Resources Authority RB
4.00%, 01/01/22	40	42,388
Series A, 5.00%, 07/01/22	295	324,196
University of Missouri RB, Series A, 5.00%, 11/01/22	405	450,425

		2,494,911

Montana — 0.0%
Montana Department of Transportation RB, 5.00%, 06/01/22	100	109,025

Nebraska — 0.7%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/22	140	154,612
City of Omaha NE GO, Series B, 5.00%, 11/15/22	370	411,536
City of Omaha NE Sewer Revenue RB, 5.00%, 11/15/22	115	127,910
Metropolitan Utilities District of Omaha Water System Revenue RB, 5.00%, 12/01/22	360	401,263
Nebraska Public Power District RB
Series A, 5.00%, 01/01/22	355	382,615
Series B, 5.00%, 01/01/22	185	199,391
Series C, 5.00%, 01/01/22	160	172,446
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/22	135	145,769
Omaha Public Power District RB
Series A, 5.00%, 02/01/22 (PR 02/01/22)	255	275,645
Series AA, 5.00%, 02/01/22	75	81,092

		2,352,279

Nevada — 1.9%
City of Las Vegas NV GOL, Series C, 5.00%, 09/01/22	135	149,199
Clark County School District GOL
Series A, 5.00%, 06/15/22	165	180,543
Series B, 5.00%, 06/15/22	280	306,376
Series C, 5.00%, 06/15/22	125	136,775
Series D, 5.00%, 06/15/22	240	262,608

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Clark County Water Reclamation District GOL, 5.00%, 07/01/22	$390	$428,399
County of Clark Department of Aviation RB
Series B, 5.00%, 07/01/22	145	159,132
Series C, 5.00%, 07/01/22	150	164,619
County of Clark NV GOL
5.00%, 06/01/22	150	164,155
5.00%, 11/01/22	395	438,849
Series A, 5.00%, 07/01/22	145	159,168
Series A, 5.00%, 11/01/22	290	322,193
Series B, 5.00%, 11/01/22	220	244,422
County of Clark NV RB
5.00%, 07/01/22	305	334,802
Series A, 5.00%, 07/01/22	425	466,527
Nevada System of Higher Education RB 4.00%, 07/01/22.	50	53,660
Series A, 4.00%, 07/01/22	25	26,830
Series B, 5.00%, 07/01/22	485	532,021
State of Nevada GOL
Series B, 4.00%, 08/01/22	260	279,947
Series B, 5.00%, 11/01/22	80	88,903
Series C, 5.00%, 08/01/22	130	143,136
Series D1, 5.00%, 03/01/22	660	715,671
State of Nevada Highway Improvement Revenue RB
4.00%, 12/01/22	440	478,056
5.00%, 12/01/22	120	133,718
Washoe County School District/NV GOL
Series A, 3.00%, 06/01/22	105	110,038
Series A, 5.00%, 06/01/22 (PSF)	185	202,458

		6,682,205

New Hampshire — 0.1%
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/22	150	165,390
Series B, 5.00%, 08/15/22	110	121,431
Series D, 4.00%, 08/15/22	100	107,894
State of New Hampshire GO, Series A, 5.00%, 03/01/22	85	92,170

		486,885

New Jersey — 2.7%
Monmouth County Improvement Authority (The) RB, 5.00%, 12/01/22 (GTD)	475	530,010
New Jersey Economic Development Authority RB 5.00%, 06/15/22	150	162,366
Series A, 4.00%, 07/01/22	150	159,608
Series B, 5.00%, 11/01/22	705	775,183
Series DDD, 5.00%, 06/15/22	100	108,610
Series II, 5.00%, 03/01/22	65	69,924
Series NN, 5.00%, 03/01/22	860	925,154
Series XX, 4.00%, 06/15/22	40	42,516
Series XX, 5.00%, 06/15/22 (SAP)	120	130,332
New Jersey Educational Facilities Authority RB
5.00%, 06/15/22	100	108,610
Series A, 5.00%, 07/01/22	350	384,727
New Jersey Health Care Facilities Financing Authority RB, Series A, 5.00%, 07/01/22	180	197,588
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/22	375	407,745
Series AA, 5.00%, 06/15/22	335	363,843
Series AA, 5.00%, 06/15/22 (SAP)	130	141,193

Security	Par (000)	Value

New Jersey (continued)
New Jersey Turnpike Authority RB
Series A, 5.00%, 07/01/22 (PR 07/01/22)	$2,750	$3,022,167
Series B, 5.00%, 01/01/22	355	382,544
Series C, 5.00%, 01/01/22	505	544,183
State of New Jersey GO
5.25%, 08/01/22	175	193,072
Series T, 5.00%, 06/01/22	590	643,531

		9,292,906

New Mexico — 0.8%
Albuquerque Municipal School District No. 12 GO, Series B, 5.00%, 08/01/22 (SAW)	100	110,157
County of Santa Fe NM GO, 5.00%, 07/01/22	140	153,856
New Mexico Finance Authority RB
5.00%, 06/15/22	485	532,244
Series D, 5.00%, 06/15/22	100	109,741
State of New Mexico GO
5.00%, 03/01/22 (ETM)	115	124,696
Series B, 5.00%, 03/01/22	400	434,172
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/22	510	559,832
Series B, 4.00%, 07/01/22	265	284,591
Series B, 5.00%, 07/01/22	225	246,701
University of New Mexico (The) RB
Series A, 5.00%, 06/01/22	200	218,874
Series C, 5.00%, 06/01/22	105	114,909

		2,889,773

New York — 9.5%
City of New York NY GO
Series 1, 5.00%, 08/01/22	295	325,117
Series 2015-A, 5.00%, 08/01/22	575	633,702
Series A, 5.00%, 08/01/22	475	523,493
Series B, 5.00%, 08/01/22	500	551,045
Series B-1, 5.00%, 12/01/22	385	429,471
Series C, 5.00%, 08/01/22	1,875	2,066,419
Series D, 5.00%, 08/01/22	285	314,096
Series E, 5.00%, 08/01/22	240	264,502
Series E, 5.25%, 08/01/22	305	338,013
Series G, 5.00%, 08/01/22	100	110,209
Series H, 5.00%, 08/01/22	285	314,096
Series I, 5.00%, 03/01/22	150	162,783
Series I, 5.00%, 08/01/22	325	358,179
Series J, 5.00%, 08/01/22	580	639,213
County of Nassau NY GOL, Series B, 5.00%, 04/01/22	120	130,388
Long Island Power Authority RB
5.00%, 09/01/22	100	110,437
Series B, 5.00%, 09/01/22	200	220,874
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/22	110	122,509
Series A-1, 5.00%, 11/15/22	230	254,949
Series A-2, 5.00%, 11/15/22	300	332,541
Series B, 5.00%, 11/15/22	700	775,929
Series B, 5.25%, 11/15/22 (AMBAC)	35	39,036
Series B-2, 5.00%, 11/15/22	595	659,540
Series C, 5.00%, 11/15/22	230	254,948
Series C, 5.00%, 11/15/22 (ETM)	20	22,358
Series D, 5.00%, 11/15/22	45	49,881
Series D-1, 5.00%, 11/01/22	680	752,746
Series E, 5.00%, 11/15/22	25	27,712
Series F, 5.00%, 11/15/22	300	332,541

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series H, 4.00%, 11/15/22	$115	$124,330
Series H, 4.00%, 11/15/22 (ETM)	40	43,617
Nassau County Interim Finance Authority RB, Series A, 4.00%, 11/15/22	125	136,257
New York City Transitional Finance Authority Building Aid Revenue RB
Series S1, 4.00%, 07/15/22 (SAW)	115	123,784
Series S-1, 5.00%, 07/15/22 (ETM SAW)	115	126,947
Series S-2, 5.00%, 07/15/22 (ETM SAW)	25	27,565
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/22	855	949,914
Series A-1, 5.00%, 08/01/22	200	220,210
Series A-1, 5.00%, 11/01/22	130	144,431
Series B, 5.00%, 11/01/22	385	427,739
Series B-1, 4.00%, 08/01/22	70	75,352
Series B-1, 5.00%, 08/01/22	310	341,325
Series B-1, 5.00%, 11/01/22	110	122,211
Series C, 5.00%, 11/01/22	685	761,042
Series C1, 5.00%, 05/01/22	95	103,648
Series D, 5.00%, 11/01/22	205	227,757
Series E-1, 5.00%, 02/01/22	185	200,131
Series F-1, 5.00%, 02/01/22	200	216,358
New York City Water & Sewer System RB
Series DD, 4.00%, 06/15/22	60	64,546
Series DD, 5.00%, 06/15/22	260	285,779
Series EE, 4.00%, 06/15/22.	205	220,531
Series FF, 5.00%, 06/15/22 (PR 06/15/22)	50	54,833
New York Convention Center Development Corp. RB, 5.00%, 11/15/22	205	228,073
New York Municipal Bond Bank Agency RB, 5.00%, 12/01/22 (SAW)	65	72,703
New York Power Authority (The) RB, Series A, 5.00%, 11/15/22	25	27,961
New York State Dormitory Authority RB
Series A, 0.00%, 05/15/22 (NPFGC)(a)	45	43,909
Series A, 5.00%, 02/15/22	775	839,162
Series A, 5.00%, 03/15/22	1,260	1,368,956
Series A, 5.00%, 04/01/22 (SAW)	130	141,488
Series A, 5.00%, 07/01/22	1,110	1,219,714
Series A, 5.00%, 10/01/22	75	83,391
Series A, 5.00%, 10/01/22 (SAW)	240	266,045
Series A, 5.50%, 05/15/22 (AMBAC)	125	138,101
Series B, 4.00%, 10/01/22	75	81,421
Series B, 4.00%, 10/01/22 (SAW)	125	135,322
Series B, 5.00%, 03/15/22	150	162,921
Series C, 5.00%, 03/15/22	980	1,064,925
Series D, 5.00%, 02/15/22	1,310	1,418,455
Series E, 5.00%, 02/15/22	490	530,567
Series E, 5.00%, 03/15/22	345	374,718
Series F, 5.00%, 10/01/22 (AGM)	240	266,851
Series H, 5.00%, 10/01/22 (SAW)	100	110,936
New York State Environmental Facilities Corp. RB 5.00%, 06/15/22	230	252,747
Series A, 5.00%, 06/15/22	1,140	1,252,746
Series B, 4.00%, 11/15/22	80	86,997
New York State Thruway Authority Highway & Bridge Trust Fund RB, Series A, 5.00%, 04/01/22	380	414,436
New York State Thruway Authority RB Series A, 5.00%, 03/15/22	190	206,408

Security	Par (000)	Value

New York (continued)
Series I, 5.00%, 01/01/22	$130	$140,165
Series J, 5.00%, 01/01/22	255	274,938
Series K, 4.00%, 01/01/22	180	190,674
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/22	1,945	2,112,970
Series A-2, 5.50%, 03/15/22 (NPFGC)	65	71,278
Series C, 5.00%, 03/15/22	200	217,272
Series D, 5.00%, 03/15/22	765	831,065
Port Authority of New York & New Jersey RB
Series 179, 5.00%, 12/01/22	275	307,422
Series 189, 5.00%, 05/01/22	60	65,630
Series 194, 5.00%, 10/15/22	185	205,838
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/22	450	501,201
State of New York GO, Series A, 5.00%, 03/01/22	100	108,890
Triborough Bridge & Tunnel Authority RB
Series A, 4.00%, 11/15/22	200	217,492
Series A, 5.00%, 11/15/22	330	368,108
Series B, 5.00%, 11/15/22	295	328,895
Series B-1, 5.00%, 11/15/22	185	206,256

		33,052,081

North Carolina — 3.3%
City of Charlotte NC COP, Series C, 4.00%, 06/01/22	30	32,150
City of Charlotte NC GO, Series A, 5.00%, 07/01/22	355	390,223
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/22	100	109,897
City of Fayetteville NC Public Works Commission Revenue RB, 5.00%, 03/01/22	50	54,229
City of Raleigh NC GO
Series A, 5.00%, 09/01/22	250	276,498
Series B, 4.00%, 04/01/22 (PR 04/01/22)	1,000	1,067,440
City of Raleigh NC GOL, Series A, 4.00%, 10/01/22	20	21,635
County of Buncombe NC GO, 5.00%, 06/01/22	100	109,461
County of Buncombe NC RB, 5.00%, 06/01/22	45	49,257
County of Durham NC GO, 5.00%, 10/01/22	360	399,269
County of Forsyth NC GO, 5.00%, 12/01/22	275	306,848
County of Guilford NC GO
Series A, 5.00%, 02/01/22	225	243,414
Series A, 5.00%, 03/01/22 (PR 03/01/22)	3,460	3,755,449
Series D, 5.00%, 08/01/22	115	126,740
County of Mecklenburg NC GO
Series A, 5.00%, 09/01/22	135	149,309
Series B, 5.00%, 12/01/22	120	133,933
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/22	170	188,401
County of New Hanover NC GO, 5.00%, 08/01/22	400	441,044
County of Wake NC GO, Series 2010-C, 5.00%, 03/01/22	120	130,278
County of Wake NC RB, Series A, 5.00%, 12/01/22	330	367,825
North Carolina Medical Care Commission RB, Series A, 5.00%, 10/01/22	215	237,732
North Carolina Municipal Power Agency No. 1 RB
Series B, 5.00%, 01/01/22	75	80,745
Series E, 5.00%, 01/01/22	120	129,192
State of North Carolina GO
Series A, 5.00%, 06/01/22	1,105	1,210,892
Series B, 5.00%, 06/01/22	200	219,166
Series D, 4.00%, 06/01/22	605	649,074

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
State of North Carolina RB
5.00%, 03/01/22	$260	$281,819
Series C, 5.00%, 05/01/22	345	376,567

		11,538,487

Ohio — 4.0%
City of Cincinnati OH GO, Series A, 4.00%, 12/01/22	50	54,354
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/22	90	100,423
City of Columbus OH GO
Series 1, 5.00%, 07/01/22	205	225,289
Series A, 5.00%, 08/15/22	345	380,852
Series A, 5.00%, 08/15/22 (PR 08/15/22)	1,770	1,953,974
City of Columbus OH GOL
4.00%, 07/01/22	65	69,887
5.00%, 08/15/22	180	198,706
County of Franklin OH GOL, 5.00%, 06/01/22	210	230,074
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/22	200	219,118
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/22	195	217,292
Kent State University RB, Series A, 4.00%, 05/01/22	50	53,422
Ohio Higher Educational Facility Commission RB
5.00%, 01/01/22	115	123,946
5.00%, 12/01/22	115	127,908
Series A, 5.00%, 12/01/22	60	66,770
Ohio State University (The) RB, Series D, 5.00%, 12/01/22	635	708,165
Ohio Water Development Authority RB
5.00%, 06/01/22	135	147,838
5.50%, 12/01/22	175	197,599
Series A, 5.00%, 06/01/22	215	235,446
Series A, 5.00%, 12/01/22	120	133,826
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/22	720	802,958
Series 2015-A, 5.00%, 06/01/22	160	175,216
Series 2015-A, 5.00%, 12/01/22	230	256,501
Series B, 5.00%, 12/01/22	50	55,761
South-Western City School District GO, 5.00%, 06/01/22 (PR 06/01/22)	1,800	1,969,848
State of Ohio GO
Series A, 5.00%, 08/01/22	160	176,293
Series A, 5.00%, 09/01/22	225	248,665
Series A, 5.00%, 09/15/22	485	536,769
Series B, 4.00%, 11/01/22	100	108,484
Series B, 5.00%, 08/01/22	360	396,659
Series B, 5.00%, 09/01/22	270	298,399
Series C, 4.25%, 09/15/22	510	554,574
Series C, 5.00%, 08/01/22	290	319,531
Series C, 5.00%, 09/15/22	100	110,674
Series Q, 5.00%, 05/01/22	85	92,837
Series Q, 5.00%, 05/01/22 (PR 05/01/22)	1,225	1,337,920
Series S, 5.00%, 04/01/22	50	54,419
Series T, 5.00%, 11/01/22	160	177,992
Series U, 5.00%, 10/01/22	200	221,704
State of Ohio RB
Series A, 5.00%, 04/01/22	355	385,970
Series B, 5.00%, 10/01/22	250	276,782

		14,002,845

Security	Par (000)	Value

Oklahoma — 0.8%
City of Oklahoma City OK GO, 5.00%, 03/01/22	$75	$81,375
Grand River Dam Authority RB
Series A, 4.00%, 06/01/22	75	80,338
Series A, 5.00%, 06/01/22	415	454,064
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/22	245	268,939
Series A, 5.00%, 07/01/22	395	433,595
Series C, 4.00%, 07/01/22	115	123,417
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/22	120	131,846
Oklahoma Municipal Power Authority RB
5.00%, 01/01/22	175	188,335
Series B, 5.00%, 01/01/22	155	166,811
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/22	310	334,177
Oklahoma Water Resources Board RB, 5.00%, 04/01/22	285	309,992
University of Oklahoma (The) RB, Series C, 5.00%, 07/01/22	110	120,526

		2,693,415

Oregon — 1.9%
City of Eugene OR Water Utility System Revenue RB, 5.00%, 08/01/22	65	71,619
City of Portland OR Sewer System Revenue RB, Series B, 5.00%, 10/01/22	175	193,991
City of Portland OR Water System Revenue RB, 5.00%, 10/01/22	50	55,454
Clackamas & Washington Counties School District No. 3 GO, Series A, 0.00%, 06/15/22 (NPFGC GTD)(a)	110	107,361
Clackamas Community College District GO, Series B, 0.00%, 06/15/22 (GTD)(a)	50	48,801
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/22 (GTD)	100	109,716
Clackamas County Service District No. 1 RB, 5.00%, 12/01/22	75	83,663
County of Clackamas OR GO, Series B, 5.00%, 06/01/22	125	136,949
County of Washington OR GOL, 5.00%, 06/01/22	50	54,780
Lane County School District No. 4J Eugene GO, 5.00%, 06/15/22 (GTD)	450	493,614
Oregon State Lottery RB
Series B, 5.00%, 04/01/22	105	114,255
Series C, 5.00%, 04/01/22	485	527,747
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/22	300	329,160
Portland Community College District GO, 5.00%, 06/15/22	395	433,378
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/22 (GTD)(a)	330	321,859
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/22	1,215	1,354,603
State of Oregon GO
5.00%, 08/01/22	775	854,120
Series A, 5.00%, 05/01/22	105	114,657
Series A, 5.00%, 08/01/22	50	55,105
Series D, 5.00%, 05/01/22	225	245,693
Series F, 5.00%, 05/01/22	25	27,299
Series I, 5.00%, 08/01/22	360	396,752
Series L, 5.00%, 08/01/22	100	110,209
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 09/01/22	300	331,716
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 06/15/22 (GTD)	50	54,821

		6,627,322

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania — 1.9%
Bucks County Water & Sewer Authority RB, 4.00%, 06/01/22 (BAM)	$100	$106,830
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%, 07/01/22	200	219,492
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 07/01/22	320	351,427
Commonwealth of Pennsylvania GO
5.00%, 07/15/22	200	219,956
First Series, 5.00%, 03/15/22	540	586,629
First Series, 5.00%, 04/01/22	295	321,001
First Series, 5.00%, 06/01/22	360	394,150
First Series, 5.00%, 06/15/22	125	137,053
First Series, 5.00%, 07/01/22	575	631,470
First Series, 5.00%, 09/15/22	320	354,067
Second Series, 5.00%, 01/15/22	380	410,237
Second Series, 5.00%, 08/15/22	130	143,407
Second Series, 5.00%, 09/15/22	100	110,646
Second Series, 5.00%, 10/15/22	100	110,980
Series T, 5.00%, 07/01/22	300	329,463
County of Montgomery GO, 5.00%, 05/01/22	175	191,135
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/22	50	54,898
Lower Merion School District GOL, 5.00%, 09/15/22 (SAW)	290	320,795
Pennsylvania Higher Educational Facilities Authority RB, Series A, 4.00%, 12/01/22	110	119,385
Pennsylvania Turnpike Commission RB
5.00%, 12/01/22	200	221,798
Series A-1, 5.00%, 12/01/22	340	378,162
Series B, 5.00%, 06/01/22	150	163,248
Series B, 5.00%, 12/01/22	120	133,469
Philadelphia Gas Works Co. RB, 5.00%, 08/01/22	100	109,740
Pittsburgh Water & Sewer Authority RB, 5.00%, 09/01/22	300	330,501
West Chester Area School District/PA GO, Series AA, 4.00%, 05/15/22 (SAW)	185	198,005

		6,647,944

Rhode Island — 0.9%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/22	520	568,599
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/22	1,055	1,166,535
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
5.00%, 10/01/22	160	177,275
Series A, 5.00%, 10/01/22	250	277,200
Series B, 5.00%, 10/01/22	550	609,840
Series C, 5.00%, 10/01/22	175	193,895
State of Rhode Island COP, Series A, 5.00%, 10/01/22	50	55,148
State of Rhode Island GO, Series A, 5.00%, 05/01/22	195	212,842

		3,261,334

South Carolina — 0.7%
Beaufort County School District/SC GO, Series A, 5.00%, 03/01/22	35	37,952
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/22	300	334,296
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/22	50	53,939
City of Columbia SC Waterworks & Sewer System Revenue RB, 4.00%, 02/01/22	110	116,767
Greenville County School District RB, 5.00%, 12/01/22	180	200,364

Security	Par (000)	Value

South Carolina (continued)
Piedmont Municipal Power Agency RB, Series A-2, 0.00%, 01/01/22 (NPFGC)(a)	$25	$24,418
SCAGO Educational Facilities Corp. for Pickens School District RB, 5.00%, 12/01/22	70	77,795
South Carolina Public Service Authority RB, Series A, 5.00%, 12/01/22	195	216,138
South Carolina Transportation Infrastructure Bank RB, Series B, 5.00%, 10/01/22	625	692,306
State of South Carolina GO
Series A, 4.00%, 04/01/22 (SAW)	20	21,349
Series A, 5.00%, 10/01/22	245	271,725
Series B, 5.00%, 04/01/22 (SAW)	400	435,528
University of South Carolina RB, 5.00%, 05/01/22	70	76,356

		2,558,933

Tennessee — 1.3%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/22	40	43,249
City of Memphis TN Electric System Revenue RB, 4.00%, 12/01/22	100	108,678
County of Hamilton TN GO
5.00%, 03/01/22	150	162,814
Series A, 5.00%, 05/01/22	195	212,979
County of Knox TN GO, Series B, 5.00%, 06/01/22	210	230,021
County of Rutherford TN GO, 5.00%, 04/01/22	265	288,418
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series D, 5.00%, 10/01/22	105	116,312
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22	1,000	1,098,210
Series A, 5.00%, 01/01/22	215	231,895
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/22	385	422,204
State of Tennessee GO
Series A, 5.00%, 08/01/22	580	639,514
Series A, 5.00%, 09/01/22	340	376,037
Tennessee Energy Acquisition Corp. RB, Series C, 5.00%, 02/01/22	30	32,214
Tennessee State School Bond Authority RB
5.00%, 11/01/22	175	194,628
Series A, 5.00%, 11/01/22	175	194,628
Series B, 5.00%, 11/01/22	165	183,506
Town of Collierville TN GO, Series A, 5.00%, 01/01/22	135	145,608

		4,680,915

Texas — 10.1%
Aldine Independent School District GO, 5.00%, 02/15/22 (PSF)	25	27,079
Allen Independent School District GO, 5.00%, 02/15/22 (PSF)	200	216,632
Austin Community College District GOL, 5.00%, 08/01/22	90	99,095
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/22	95	104,352
Austin Independent School District GO
5.00%, 08/01/22 (PSF)	120	132,251
Series A, 5.00%, 08/01/22	260	286,543
Series B, 5.00%, 08/01/22	75	82,637
Series B, 5.00%, 08/01/22 (PSF)	50	55,105
Birdville Independent School District GO
Series A, 5.00%, 02/15/22 (PSF)	180	194,969
Series B, 5.00%, 02/15/22 (PSF)	35	37,911

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Canadian River Municipal Water Authority Corp. RB, 5.00%, 02/15/22	$125	$135,315
Central Texas Regional Mobility Authority RB 5.00%, 01/01/22	50	53,662
Series A, 5.00%, 01/01/22	10	10,732
Central Texas Turnpike System RB, Series A, 0.00%, 08/15/22 (AMBAC)(a)	180	174,190
City of Arlington TX GOL, 5.00%, 08/15/22	105	115,856
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/22	455	506,479
City of Austin TX GOL
4.50%, 09/01/22	175	191,135
5.00%, 09/01/22	290	320,424
Series A, 5.00%, 09/01/22	145	160,212
City of Austin TX Water & Wastewater System Revenue RB 5.00%, 11/15/22	230	255,753
Series A, 5.00%, 05/15/22	75	81,908
Series A, 5.00%, 11/15/22	605	672,742
City of Brownsville TX Utilities System Revenue RB, Series A, 5.00%, 09/01/22	40	43,959
City of Carrollton TX GOL, 5.00%, 08/15/22	175	192,908
City of Corpus Christi TX Utility System Revenue RB, Series C, 5.00%, 07/15/22	45	49,317
City of Dallas TX GOL, 5.00%, 02/15/22	190	205,278
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/22	360	398,667
City of El Paso TX GOL, 5.00%, 08/15/22	105	115,135
City of El Paso TX Water & Sewer Revenue RB, 5.00%, 03/01/22	30	32,505
City of Fort Worth TX GOL, 5.00%, 03/01/22	85	92,170
City of Fort Worth TX Water & Sewer System Revenue RB, 5.00%, 02/15/22	415	449,686
City of Garland TX Water & Sewer System Revenue RB, Series A, 5.00%, 03/01/22	115	124,552
City of Houston TX Airport System Revenue RB, Series B, 5.00%, 07/01/22	125	137,276
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/22	370	411,754
Series C, 5.00%, 05/15/22	300	327,849
Series D, 5.00%, 11/15/22	125	139,106
City of Houston TX GOL, Series A, 5.00%, 03/01/22	290	314,564
City of Houston TX Hotel Occupancy Tax RB, 5.00%, 09/01/22	80	88,048
City of Lubbock TX GOL
4.00%, 02/15/22	125	132,858
5.00%, 02/15/22	55	59,562
City of McKinney TX GOL, 5.00%, 08/15/22	250	275,650
City of Plano TX GOL
5.00%, 09/01/22	385	425,494
Series A, 5.00%, 09/01/22	125	138,148
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/22	1,485	1,605,746
City of San Antonio Texas GOL, 5.00%, 02/01/22	40	43,222
City of San Antonio Texas RB, 5.00%, 02/01/22	125	135,171
Clear Creek Independent School District GO
5.00%, 02/15/22 (PSF)	100	108,316
Series D, 5.00%, 02/15/22 (PSF)	190	205,800
College Station Independent School District GO, 5.00%, 08/15/22 (PSF)	100	110,392
Comal Independent School District GO, Series A, 5.00%, 02/01/22 (PSF)	100	108,158

Security	Par (000)	Value

Texas (continued)
County of Fort Bend TX GO, 5.00%, 03/01/22	$175	$189,724
County of Harris TX GOL, Series B, 5.00%, 10/01/22	85	94,248
County of Harris TX RB
Series A, 5.00%, 08/15/22	195	215,007
Series B, 5.00%, 08/15/22	135	148,851
County of Tarrant TX GOL, 5.00%, 07/15/22	405	445,099
Cypress-Fairbanks Independent School District GO, Series C, 5.00%, 02/15/22 (PSF)	200	216,632
Dallas Area Rapid Transit RB
Series A, 5.00%, 12/01/22	310	345,439
Series B, 4.00%, 12/01/22	150	162,973
Series B, 5.00%, 12/01/22	380	423,442
Dallas Independent School District GO, Series A, 5.00%, 08/15/22 (PSF)	75	82,715
Dallas/Fort Worth International Airport RB
Series C, 5.00%, 11/01/22	235	260,815
Series E, 5.00%, 11/01/22	130	144,280
Series F, 5.00%, 11/01/22	295	327,406
Series G, 5.00%, 11/01/22	25	27,746
Deer Park Independent School District GOL, 5.00%, 02/15/22 (PSF)	80	86,653
Eagle Mountain & Saginaw Independent School District GO, Series A, 5.00%, 08/15/22 (PSF)	95	104,747
Fort Bend Independent School District GO, Series A, 5.00%, 08/15/22 (PSF)	80	88,271
Fort Worth Independent School District GO, 5.00%, 02/15/22 (PSF)	385	417,017
Frisco Independent School District GO
4.00%, 08/15/22 (PSF)	40	43,136
5.00%, 08/15/22 (PSF)	165	182,059
Grand Prairie Independent School District GO, 5.00%, 02/15/22 (PSF)	225	243,711
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	105	116,131
5.00%, 11/15/22	25	27,654
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/22	340	374,884
Houston Community College System GOL, 5.00%, 02/15/22	155	167,561
Houston Independent School District GOL
5.00%, 02/15/22 (PSF)	275	297,869
Series A, 5.00%, 02/15/22 (PSF)	110	119,148
Katy Independent School District GO, Series A, 4.00%, 02/15/22 (PSF)	20	21,261
Keller Independent School District/TX GO 5.00%, 08/15/22 (PSF)	30	33,110
Series A, 5.00%, 08/15/22 (PSF)	45	49,665
Klein Independent School District GO
5.00%, 08/01/22 (PSF)	125	137,696
Series A, 5.00%, 02/01/22 (PSF)	190	205,500
Lamar Consolidated Independent School District GO, 5.00%, 02/15/22 (PSF)	315	341,195
Leander Independent School District GO
Series A, 0.00%, 08/15/22 (PSF)(a)	135	131,401
Series B, 0.00%, 08/15/22(a)	50	48,631
Lewisville Independent School District GO
0.00%, 08/15/22 (PSF)(a)	500	486,550
Series A, 4.00%, 08/15/22 (PSF)	140	151,052
Series A, 5.00%, 08/15/22 (PSF)	45	49,676

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Lone Star College System GOL
5.00%, 09/15/22	$215	$237,889
Series B, 5.00%, 02/15/22	135	146,204
Lower Colorado River Authority RB
5.00%, 05/15/22	480	523,872
Series B, 5.00%, 05/15/22	130	141,882
Series D, 5.00%, 05/15/22	50	54,570
Mesquite Independent School District GO, Series C, 5.00%, 08/15/22 (PSF)	115	126,768
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/22	120	133,217
Series B, 5.00%, 11/01/22	120	133,286
Midway Independent School District/McLennan County GO, 5.00%, 08/01/22 (PSF)	145	159,728
North Central Texas Health Facility Development Corp. RB, 5.00%, 08/15/22	20	21,988
North East Independent School District/TX GO
5.00%, 08/01/22 (PSF)	55	60,586
5.25%, 02/01/22 (PSF)	165	179,272
North Texas Municipal Water District RB
5.00%, 06/01/22	330	361,545
6.25%, 06/01/22	85	95,566
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/22	280	308,997
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/22	700	753,900
Series B, 5.00%, 01/01/22	180	193,860
Northside Independent School District GO
5.00%, 06/15/22 (PSF)	390	427,413
5.00%, 08/15/22 (PSF)	345	380,397
Series A, 5.00%, 06/01/22 (PSF)	75	82,078
Northwest Independent School District GO
5.00%, 02/15/22 (PSF)	120	129,979
Series A, 5.00%, 02/15/22 (PSF)	250	270,790
Permanent University Fund — Texas A&M University System RB, Series A, 5.00%, 07/01/22	100	109,846
Permanent University Fund — University of Texas System RB, Series A, 5.00%, 07/01/22	100	109,720
Permanent University Fund RB — Texas A&M University System, 5.00%, 07/01/22	330	362,492
Pflugerville Independent School District GO, 5.00%, 02/15/22 (PSF)	150	162,474
Plano Independent School District GO, Series A, 5.00%, 02/15/22 (PSF)	60	64,990
Port Authority of Houston of Harris County Texas GO, Series A, 5.00%, 10/01/22	140	154,998
San Antonio Independent School District/TX GO
5.00%, 02/15/22 (PSF)	630	682,391
5.00%, 08/15/22 (PSF)	100	110,339
San Antonio Water System RB
5.00%, 05/15/22	180	196,940
5.00%, 05/15/22 (ETM)	105	114,720
Series A, 5.00%, 05/15/22	220	240,644
Series A, 5.00%, 05/15/22 (ETM)	185	202,125
Series B, 5.00%, 05/15/22	200	218,994
San Jacinto College District GOL, 5.00%, 02/15/22	100	108,189
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/22	55	60,938
Spring Branch Independent School District GOL, Series B, 5.00%, 02/01/22 (PSF)	240	259,579

Security	Par (000)	Value

Texas (continued)
Spring Independent School District GO
5.00%, 08/15/22 (BAM)	$100	$110,339
5.00%, 08/15/22 (PSF)	250	275,980
State of Texas GO
5.00%, 04/01/22	115	125,214
5.00%, 10/01/22	765	848,447
Series A, 5.00%, 10/01/22	920	1,020,353
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	105	115,898
5.00%, 12/01/22	45	50,091
Tarrant Regional Water District RB
5.00%, 03/01/22	265	287,297
5.00%, 09/01/22	145	160,094
Texas A&M University RB
Series A, 5.00%, 05/15/22	75	81,998
Series B, 5.00%, 05/15/22	20	21,866
Series D, 5.00%, 05/15/22	215	235,059
Texas State University System RB
5.00%, 03/15/22	325	352,849
Series A, 5.00%, 03/15/22	455	493,989
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/22	930	1,030,412
Series A, 5.00%, 04/01/22	560	609,235
Series A, 5.00%, 10/01/22	240	265,913
Texas Water Development Board RB
5.00%, 04/15/22	80	87,177
Series A, 5.00%, 04/15/22	250	272,427
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/22	210	231,220
Trinity River Authority RB, 5.00%, 02/01/22	135	145,622
University of Houston RB, Series A, 5.00%, 02/15/22	105	113,598
University of North Texas System RB
5.00%, 04/15/22	155	168,869
5.00%, 04/15/22 (ETM)	60	65,284
Series A, 5.00%, 04/15/22	150	163,318
University of Texas System (The) RB
Series A, 5.00%, 08/15/22	460	507,803
Series B, 5.00%, 08/15/22	150	165,588
Series C, 5.00%, 08/15/22	630	695,470
Series E, 5.00%, 08/15/22	130	143,510
Series I, 5.00%, 08/15/22	510	562,999
Weatherford Independent School District GO, 0.00%, 02/15/22 (PSF)(a)	115	112,677
Wylie Independent School District/TX GO, Series B, 4.00%, 08/15/22 (PSF)	165
		177,680

		35,176,670

Utah — 1.0%
Central Utah Water Conservancy District RB, Series B, 5.00%, 10/01/22	140	155,271
Intermountain Power Agency RB, Series A, 5.00%, 07/01/22	130	142,702
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 4.00%, 07/01/22	240	257,983
Provo School District GO, 5.00%, 06/15/22 (GTD)	20	21,943
Salt Lake City Corp. RB, Series A, 4.00%, 10/01/22	70	75,800
State of Utah GO, 5.00%, 07/01/22	275	302,354
University of Utah (The) RB
Series A, 5.00%, 08/01/22	300	330,627
Series B, 5.00%, 08/01/22	300	330,393
Utah State Building Ownership Authority RB, 5.00%, 05/15/22	685	747,931

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Utah Transit Authority RB
5.00%, 06/15/22 (PR 06/15/22)	$735	$804,590
Series A, 5.00%, 06/15/22	155	169,677
Series A, 5.25%, 06/15/22	180	198,317

		3,537,588

Vermont — 0.1%
Vermont Municipal Bond Bank RB
Series 1, 5.00%, 12/01/22	325	362,349
Series 5, 5.00%, 12/01/22	60	66,895

		429,244

Virginia — 4.8%
City of Alexandria VA GO
Series A, 5.00%, 07/15/22 (SAW)	125	137,633
Series B, 4.00%, 06/15/22 (PR 06/15/22) (SAW)	1,245	1,336,881
Series B, 5.00%, 06/15/22 (SAW)	270	296,368
City of Hampton VA GO, Series B, 5.00%, 09/01/22 (SAW)	15	16,574
City of Norfolk VA GO
5.00%, 08/01/22 (SAW)	285	314,170
Series A, 5.00%, 09/01/22 (SAW)	205	226,673
City of Richmond VA GO
Series A, 5.00%, 03/01/22 (SAW)	275	298,493
Series B, 5.00%, 07/15/22	100	110,055
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/22	225	246,616
County of Fairfax VA GO
4.00%, 10/01/22 (SAW)	275	297,861
Series A, 5.00%, 10/01/22 (SAW)	410	454,838
Series B, 4.00%, 10/01/22 (SAW)	105	113,729
Series B, 5.00%, 10/01/22 (SAW)	50	55,468
County of Henrico VA Water & Sewer Revenue RB, 5.00%, 05/01/22	30	32,773
County of Loudoun VA GO, Series A, 5.00%, 12/01/22 (SAW)	75	83,731
Hampton Roads Transportation Accountability Commission RB, 5.00%, 07/01/22	400	438,880
University of Virginia RB, Series A, 5.00%, 06/01/22	125	136,949
Virginia Beach Development Authority RB, Series B, 5.00%, 12/01/22	45	50,198
Virginia College Building Authority RB
5.00%, 02/01/22	75	81,149
5.00%, 02/01/22 (PR 02/01/22)	110	119,019
Series 2, 5.00%, 09/01/22	585	647,162
Series A, 5.00%, 02/01/22	200	216,398
Series A, 5.00%, 09/01/22	840	928,556
Series B, 5.00%, 02/01/22 (PR 02/01/22)	1,000	1,081,990
Series B, 5.00%, 09/01/22	450	497,331
Series D, 5.00%, 02/01/22	90	97,379
Series E-2, 5.00%, 02/01/22	50	54,100
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/22	405	442,693
5.00%, 05/15/22 (PR 05/15/22)	1,020	1,115,635
Series A, 4.50%, 03/15/22	615	662,084
Series A, 5.00%, 03/15/22 (PR 03/15/22)	510	554,355
Series B, 5.00%, 05/15/22	175	191,287
Series C, 5.00%, 05/15/22	290	316,990
Virginia Public Building Authority RB
5.00%, 08/01/22	300	330,549
Series A, 5.00%, 08/01/22	525	578,460
Series B, 5.00%, 08/01/22	375	413,186
Series C, 5.00%, 08/01/22	310	341,567

Security	Par (000)	Value

Virginia (continued)
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW)	$975	$1,074,031
Series A, 5.00%, 08/01/22	50	55,079
Series A, 5.00%, 08/01/22 (SAW)	75	82,618
Series B, 5.00%, 08/01/22	360	396,565
Series B, 5.00%, 08/01/22 (SAW)	410	451,643
Series B, 5.00%, 08/01/22 (ETM)	5	5,492
Virginia Resources Authority RB
5.00%, 10/01/22	40	44,386
5.00%, 11/01/22	530	589,906
5.00%, 11/01/22 (ETM)	10	11,111
Series A, 5.00%, 11/01/22	485	539,819

		16,568,430

Washington — 5.6%
Central Puget Sound Regional Transit Authority RB
Series S1, 5.00%, 11/01/22	85	94,534
Series S-1, 5.00%, 11/01/22	70	77,851
Central Washington University RB, 5.00%, 05/01/22	50	54,376
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/22	200	217,764
5.00%, 05/01/22	380	415,036
City of Seattle WA GOL
Series A, 5.00%, 04/01/22	750	816,615
Series A, 5.00%, 06/01/22	65	71,213
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/22	185	204,558
Series A, 5.00%, 01/01/22	115	124,083
Series A, 5.00%, 05/01/22	75	81,915
Series C, 5.00%, 10/01/22	135	149,726
City of Seattle WA Water System Revenue RB, 5.00%, 09/01/22	330	364,888
City of Tacoma WA Electric System Revenue, Series B, 5.00%, 01/01/22	60	64,667
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/22	100	107,878
City of Vancouver WA GOL, Series B, 5.00%, 12/01/22	330	367,726
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/22	135	145,262
Clark County School District No. 119 Battleground GO, 4.00%, 12/01/22 (GTD)	155	168,270
County of King WA GO, 5.00%, 12/01/22	600	668,952
County of King WA GOL
4.00%, 12/01/22	20	21,742
5.00%, 01/01/22	100	107,878
5.00%, 07/01/22	480	527,141
5.25%, 01/01/22	80	86,680
Series C, 5.00%, 12/01/22	105	117,067
County of King WA Sewer Revenue RB
Series A, 5.00%, 01/01/22	25	26,970
Series B, 5.00%, 07/01/22	710	779,907
Series C, 4.00%, 01/01/22	100	105,989
County of Snohomish WA GOL, 5.00%, 12/01/22	140	156,089
Energy Northwest RB, Series A, 5.00%, 07/01/22	1,065	1,169,327
Grant County Public Utility District No. 2 RB, Series A, 5.00%, 01/01/22	125	134,575
King County Rural Library District GO, 4.00%, 12/01/22	250	271,402
King County School District No. 405 Bellevue GO, 5.00%, 12/01/22 (GTD)	455	507,694
King County School District No. 409 Tahoma GO, 5.00%, 12/01/22 (GTD)	155	172,720

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/22 (GTD)	$345	$384,851
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/22 (GTD)	370	412,520
Port of Seattle WA RB
Series A, 5.00%, 08/01/22	335	368,674
Series B, 5.00%, 03/01/22	110	119,184
Port of Tacoma WA RB, Series A, 5.00%, 12/01/22	75	83,463
Snohomish County Public Utility District No. 1 RB, 5.00%, 12/01/22	190	211,721
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/22 (GTD)	230	256,089
State of Washington COP
Series A, 5.00%, 07/01/22	150	164,619
Series B, 4.00%, 07/01/22	295	316,739
State of Washington GO
5.00%, 07/01/22	260	285,732
Series 2013-A, 5.00%, 08/01/22	375	413,381
Series A, 5.00%, 08/01/22	100	110,235
Series A, 5.00%, 08/01/22 (PR 08/01/22)	1,750	1,926,855
Series B, 5.00%, 02/01/22	250	270,512
Series B, 5.00%, 07/01/22	495	543,990
Series B, 5.00%, 08/01/22	80	88,188
Series C, 0.00%, 06/01/22 (AMBAC)(a)	135	131,999
Series C, 5.00%, 06/01/22	40	43,824
Series C, 5.00%, 07/01/22	10	10,990
Series D, 5.00%, 02/01/22	120	129,846
Series D, 5.00%, 07/01/22	25	27,474
Series D, 5.25%, 02/01/22	100	108,697
Series F, 0.00%, 12/01/22 (NPFGC)(a)	65	63,207
Series F, 5.00%, 07/01/22	50	54,948
Series R-2012C, 4.00%, 07/01/22	480	516,086
Series R-2012D, 5.00%, 07/01/22	95	104,402
Series R-2015, 5.00%, 07/01/22	425	467,062
Series R-2015E, 5.00%, 07/01/22	330	362,660
Series R-2017A, 5.00%, 08/01/22	200	220,470
Series R-D, 5.00%, 08/01/22	250	275,587
State of Washington RB
Series C, 5.00%, 09/01/22	235	259,654
Series F, 5.00%, 09/01/22	435	480,401
University of Washington RB
5.00%, 04/01/22	165	179,655
Series A, 5.00%, 12/01/22	75	83,641
Series B, 5.00%, 06/01/22	100	109,583
Series C, 5.00%, 12/01/22	595	663,556
Washington Health Care Facilities Authority RB, Series A, 5.00%, 11/15/22	125	138,522
Washington State University RB
5.00%, 04/01/22	215	233,757
5.00%, 10/01/22	165	182,584
Yakima County School District No. 7 Yakima GO, 5.00%, 12/01/22 (GTD)	175	194,850
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/22 (GTD)	130	144,669

		19,525,372

West Virginia — 0.4%
State of West Virginia GO, Series A, 5.00%, 11/01/22	575	638,992
West Virginia Commissioner of Highways RB, 5.00%, 09/01/22	310	342,103

Security	Par/ Shares (000)	Value

West Virginia (continued)
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/22	$230	$252,241
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/22	100	109,645

		1,342,981

Wisconsin — 3.6%
City of Madison WI GO, Series A, 4.00%, 10/01/22	100	108,038
City of Milwaukee WI GO
Series N2, 5.00%, 05/01/22	30	32,696
Series N2, 5.00%, 05/15/22	75	81,855
City of Milwaukee WI Sewerage System Revenue RB, Series S5, 5.00%, 06/01/22	210	229,971
Madison Metropolitan School District/WI GO, 4.00%, 03/01/22	95	101,024
Milwaukee County Metropolitan Sewer District GO
Series A, 4.00%, 10/01/22	45	48,679
Series A, 5.00%, 10/01/22	105	116,337
Series A, 5.25%, 10/01/22	105	117,025
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/22 (ETM)	75	80,265
Series 1, 5.00%, 06/01/22 (ETM)	125	136,642
State of Wisconsin GO
5.00%, 05/01/22	75	81,933
5.00%, 05/01/22 (ETM)	100	109,101
5.00%, 11/01/22	155	172,475
Series 1, 5.00%, 05/01/22	150	163,725
Series 1, 5.00%, 11/01/22	245	272,621
Series 2, 5.00%, 05/01/22	175	191,177
Series 2, 5.00%, 11/01/22	955	1,062,667
Series 3, 4.00%, 11/01/22	95	103,141
Series 3, 5.00%, 11/01/22	615	684,335
Series D, 5.00%, 05/01/22	130	142,017
State of Wisconsin RB, Series A, 5.00%, 05/01/22	600	654,756
Wisconsin Department of Transportation RB 5.00%, 07/01/22	75	82,404
Series 1, 5.00%, 07/01/22	590	648,244
Series 1, 5.00%, 07/01/22 (PR 07/01/22)	4,790	5,264,066
Series 2, 5.00%, 07/01/22	755	829,534
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/22	165	181,535
Series C, 5.00%, 08/15/22 (ETM)	40	44,052
Series E, 4.00%, 11/15/22	125	135,464
WPPI Energy RB, Series A, 5.00%, 07/01/22	460	504,366

		12,380,145

Total Municipal Debt Obligations — 98.7% (Cost: $337,943,870)		344,186,537

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 0.81%(d)(e)	189	188,823

Total Short-Term Investments — 0.1% (Cost: $188,798)		188,823

Total Investments in Securities — 98.8% (Cost: $338,132,668)		344,375,360

Other Assets, Less Liabilities — 1.2%		4,211,090

Net Assets — 100.0%		$348,586,450

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	337	(148)	189	$188,823	$2,001	$52		$12

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$344,186,537	$—	$344,186,537
Money Market Funds	188,823	—	—	188,823

	$188,823	$344,186,537	$—	$344,375,360

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

TA	Tax Allocation